U.S. BANCORP FUND SERVICES, LLC
615 E. Michigan Street
Milwaukee, WI 53202

December 20, 2005

Via Edgar Transmission

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:           Cullen Funds Trust, (the “Trust”)
File numbers: 811-9871and 333-33302

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, the Cullen International High Dividend Fund, (the “Fund”), hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated December 15, 2005 and filed electronically as Post-Effective Amendment No. 17 to the Fund’s Registration Statement on Form N-1A.

If you have any questions or require further information, do not hesitate to contact the undersigned at (414) 765-5340.

Sincerely,

/s/ Rodney A. DeWalt

Rodney A. DeWalt, Esq.
For US BANCORP FUND SERVICES, LLC